Supplementary Balance Sheet Information - Other Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Employees	$ 917		$ 1,014
Prepaid expenses	24,932		21,088
Receivable on account of the sale of the Thermal Products Business	12,000	$ 6,000
Deposits in respect of rent and other	3,667		3,488
Government departments and agencies (mainly value added tax refundable)	9,736		8,522
Advance payments to suppliers	3,368		2,311
Derivative assets	288		1,665
Sundry	998		988
Accounts Receivable, net	$ 55,906		$ 39,076